Annual Fund Operating Expenses - NORTHQUEST CAPITAL FUND INC - NORTHQUEST CAPITAL FUND INC	Apr. 14, 2025
Prospectus [Line Items]
Management Fees:	1.00%
Other Expenses:	0.42%
Total Annual Fund Operating Expenses	1.42%
Fee Waiver [and/or Expense Reimbursement]	none	[1]

[1]	The Advisor has contractually agreed through August 10, 2025 to reimburse the Fund for expenses that exceed 1.79% per year of the average total net assets of the Fund. The Fund will not refund the Advisor for these reimbursements. This total expense may not be terminated prior to the agreement date except by the Board of Directors.